FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Number of Interest Rate Derivatives acquired upon merger	4
Number of interest rate derivative instruments entered into by the entity	3
Notional Amount	$ 400	$ 400
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional Amount	50
Fixed Interest Rate		1.22%
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional Amount	$ 50
Fixed Interest Rate		1.93%
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional Amount		$ 100
Fixed Interest Rate		2.51%
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional Amount		$ 50
Fixed Interest Rate		1.22%
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional Amount		$ 50
Fixed Interest Rate		1.92%
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Notional Amount		$ 50
Fixed Interest Rate		2.41%
Interest Rate Swap 7 [Member]
Derivative [Line Items]
Notional Amount		$ 50
Fixed Interest Rate		2.58%
Total [Member]
Derivative [Line Items]
Notional Amount		$ 400